Summary of Significant Accounting Policies - Schedule of Other Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating Expenses [Abstract]
Revenues	$ 128,932,647	$ 148,999,819	$ 145,256,256
Cost of revenues	(117,128,178)	(111,990,554)	(112,718,709)
Promotion and advertising expenses	(9,223,750)	(9,909,017)	(8,703,392)
Other operating expenses	(11,406,167)	(13,779,227)	(13,691,267)
Total other expenses, net	(766,791)	(1,630,123)	(770,052)
Income tax benefits (expenses)	2,172,827	(1,940,852)	(1,469,225)
Net (loss) income	$ (7,419,412)	$ 9,750,046	$ 7,903,611